Related Party Transactions (Details) - Schedule of Amounts Due to Related Parties - USD ($)		Jun. 30, 2024	Dec. 31, 2023
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties		$ 139,557	$ 2,898,506
Tu Jingyi [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[1]		152,725
Guardforce Holdings (HK) Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[1]		43,337
Guardforce Security (Thailand) Company Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[2]	139,287	74,429
Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[3]		2,528,916
Shenzhen Zhongzhi Yonghao Robot Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[3]		63,718
Guardforce Security Service (Shanghai) Co., Ltd. [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[3]		35,225
Guardforce Aviation Security Company Limited [Member]
Schedule of Amounts Due to Related Parties [Line Items]
Due from related parties	[2]	$ 270	$ 156

[1]	Amounts due to Tu Jingyi and Guardforce Holdings (HK) Limited represents accrued interest on loans. Pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024, the Company had fully paid off these balances in cash on May 3, 2024.
[2]	Amounts due to related parties represent business advances for operational purposes.
[3]	Amounts due to these related parties were settled upon offsetting the amount due from shareholders’ of Shenzhen Kewei Robot Technology Co., Limited and its subsidiaries pursuant to a settlement plan with Tu Jingyi (“Mr. Tu”) dated March 22, 2024.